Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Finance income and expenses [abstract]
Finance income and expenses

	2016 RMB’000	2017 RMB’000	2018 RMB’000
Interest income	133,484	268,379	443,661
Net foreign exchange gain	3,818	—	—

Finance income	137,302	268,379	443,661

Interest on bank and other borrowings	(56,080)	(55,188)	(84,425)
Less: amounts capitalized on qualifying assets	2,463	804	5,179

Net interest expense	(53,617)	(54,384)	(79,246)
Net foreign exchange loss	—	(6,663)	(27,003)

Finance expenses	(53,617)	(61,047)	(106,249)

Finance income - net	83,685	207,332	337,412